Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 29,048	$ 27,797
Less accumulated depreciation	(18,602)	(17,726)
Net premises and equipment	10,446	10,071
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,650	15,009
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,361	10,798
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,037	$ 1,990